Segment Information (Reconciliation of Segment Totals to Consolidated Financial Statement Amounts) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Segment revenues:
Revenues	¥ 2,520,365	¥ 2,292,708	¥ 2,280,329
Segment profits:
Total segment profits	302,083	258,814	269,681
Net income attributable to the noncontrolling interests and net income attributable to the redeemable noncontrolling interests	0	23	(384)
Income before Income Taxes	504,876	287,561	412,561
Segment assets:
Allowance for doubtful receivables on finance leases and probable loan losses	(71,416)	(79,995)	(56,836)	¥ (58,011)
Trade Notes, Accounts and Other Receivable	359,949	354,334
Other corporate assets	1,732,379	1,671,010
Assets	14,270,672	13,563,082	13,067,528
Operating Segment
Segment revenues:
Revenues	2,522,672	2,298,365	2,283,332
Segment profits:
Total segment profits	551,207	332,286	451,361
Segment assets:
Assets	11,999,584	11,341,789	10,883,545
Corporate, Non-Segment
Segment revenues:
Revenues	16,696	12,010	16,273
Segment profits:
Corporate losses	(52,329)	(49,334)	(43,842)
Net income attributable to the noncontrolling interests and net income attributable to the redeemable noncontrolling interests	5,998	4,609	5,042
Segment assets:
Cash and cash equivalents, restricted cash	1,091,812	1,079,575	1,135,284
Allowance for doubtful receivables on finance leases and probable loan losses	0	0	(56,836)
Allowance For Credit Losses	(69,459)	(78,945)	0
Trade Notes, Accounts and Other Receivable	359,949	354,334	312,744
Other corporate assets	888,786	866,329	792,791
Intersegment Eliminations
Segment revenues:
Revenues	¥ (19,003)	¥ (17,667)	¥ (19,276)